These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to supplements dated September 26, 2013 to Registrant’s Robeco Investment Funds Institutional and Investor Class prospectuses dated December 31, 2012, as supplemented, relating to the Robecco Boston Partners Global Equity Fund and Robecco Boston Partners International Equity Fund, each a series of RBB Fund Inc  (File No. 33-20827), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 26, 2013 (SEC Accession No. 0001104659-13-072316).